Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II--VALUATION AND QUALIFYING ACCOUNTS

Description (Dollars in Thousands)	Balance at beginning of period	Additions charged to costs and expenses	Deductions		Balance at end of period
Year ended December 31, 2014:
Deducted from asset account:
Allowance for doubtful accounts	$172	$-	-		$172
Reserve for excess and obsolete inventory	3,978	3,010	(297)	(1)	6,691

Year ended December 31, 2013:
Deducted from asset account:
Allowance for doubtful accounts	$172	$-	-		$172
Reserve for excess and obsolete inventory	5,887	122	(2,031)	(1)	3,978

Year ended December 31, 2012:
Deducted from asset account:
Allowance for doubtful accounts	$172	$-	-		$172
Reserve for excess and obsolete inventory	5,559	1,317	(989)	(1)	5,887

(1) Inventory write-offs to the reserve account.